Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Translation of Foreign Currencies

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
Period-end SGD: US$1 exchange rate	1.3603	1.3186	1.3446
Period-end MYR: US$1 exchange rate*	4.4703	4.5912	4.4129
Period-end AUD: US$1 exchange rate*	1.6094	-	-
Period-end VND: US$1 exchange rate*	25497.6570	-	-
Period-end GBP: US$1 exchange rate*	0.7967	-	-
Period-end AED: US$1 exchange rate*	3.6725	-	-
Period-end KRW: US$1 exchange rate*	1473.7811	-	-

	For year ended December 31, 2024	For year ended December 31, 2023	For year ended December 31, 2022
Period-average SGD: US$1 exchange rate	1.3380	1.3414	1.3792
Period-average MYR: US$1 exchange rate*	4.5563	4.5617	4.4061
Period-average AUD: US$1 exchange rate*	1.5211	-	-
Period-average VND: US$1 exchange rate*	25084.5233	-	-
Period-average GBP: US$1 exchange rate*	0.7819	-	-
Period-average AED: US$1 exchange rate*	3.6730	-	-
Period-average KRW: US$1 exchange rate*	1368.5305	-	-

*	Other currencies are relevant as of December 31, 2024, due to the establishment of subsidiaries in the region, with no subsidiaries in AUD, VND, GBP, AED and KRW prior to January 1, 2024.

Schedule of Estimated Useful Lives for the Current and Comparative Years

The estimated useful lives for the current and comparative years are as follows:

Cleaning machinery	3 - 5 years
Computers hardware	1 - 3 years
Furniture and fittings	3 years
Office renovation	3 years
Office equipment	3 years